COVER	May 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Incorporation, State or Country Code	NY
Entity File Number	000-20501
Entity Tax Identification Number	13-5570651
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
City Area Code	(212)
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000727920